Other Non-Operating Income/Expense, Net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss	€ (154)	€ (51)	€ (31)
Miscellaneous income/expense, net	(25)	(23)	(25)
Other non-operating income/expense, net	(179)	(74)	(56)
Thereof from financial assets at fair value through profit or loss
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss	601	358	444
Thereof from financial assets at amortized cost
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss	(134)	194	148
Thereof from financial liabilities at fair value through profit or loss
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss	(487)	(396)	(415)
Thereof from financial liabilities at amortised cost
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss	€ (34)	€ (176)	€ (202)